Supplemental Balance Sheet Information - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 29, 2026		Dec. 28, 2025		Dec. 29, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Costs to obtain contracts and costs to fulfill contracts	$ 17,161	[1]	$ 7,361	[1],[2]	$ 3,759	[2]
Other	10,691		9,552		4,447
Total prepaid expenses and other current assets	$ 27,852		$ 16,913		$ 8,206

[1]	Costs to obtain contracts and costs to fulfill contracts with customers are recognized within sales commissions and cost of revenues, respectively, when the related revenue is recognized.
[2]	Costs to obtain contracts and costs to fulfill contracts with customers are recognized within sales commissions and cost of revenues, respectively, when the related revenue is recognized.